Subsequent events (Details)						1 Months Ended		12 Months Ended
	Nov. 27, 2020 USD ($) Y $ / shares shares	Nov. 27, 2020 CAD ($) Y $ / shares	Nov. 24, 2020 CAD ($) $ / shares	Nov. 24, 2020 CAD ($) $ / shares	Sep. 18, 2020 CAD ($) shares	Oct. 31, 2020 CAD ($) $ / shares	Sep. 30, 2020 CAD ($) shares	Aug. 31, 2020 CAD ($) USD ($)	Aug. 31, 2019 CAD ($)	Aug. 31, 2018 CAD ($)	Dec. 22, 2020 CAD ($) shares	Nov. 27, 2020 $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Total consideration								$ 1,982,075
Share options granted								516,216
Other professional fee								$ 671,788	$ 111,653	$ 104,294
Major ordinary share transactions | Director
Disclosure of non-adjusting events after reporting period [line items]
Share options granted			440,000	440,000
Exercise price | (per share)			$ 12.50	$ 16.53
Major ordinary share transactions | Former Employee
Disclosure of non-adjusting events after reporting period [line items]
Share options granted						5,405
Exercise price | $ / shares						$ 3.70
Major ordinary share transactions | Employee
Disclosure of non-adjusting events after reporting period [line items]
Share options granted						5,405
Exercise price | $ / shares						$ 3.70
Major ordinary share transactions | IPO
Disclosure of non-adjusting events after reporting period [line items]
Shares issued | shares	2,760,000											2,760,000
Total consideration	$ 27,600,000	$ 36,487,200
Share price | (per share)	$ 10.00											$ 13.22
Sale of shares upon a exercise of underwrite option | shares	360,000											360,000
Cash Commission	$ 1,932,000	$ 2,554,104
Share options granted		151,800
options life | Y	5	5
Exercise price | (per share)	$ 12.50	$ 16.53
Other professional fee	$ 380,376	$ 502,857
Major ordinary share transactions | Board of Directors
Disclosure of non-adjusting events after reporting period [line items]
Shares issued | shares					45,351		547,297				72,689
Total consideration					$ 167,799		$ 2,025,000
Amount of conversion of advances from related parties											$ 937,689